Document and Entity Information	Aug. 07, 2024
Cover [Abstract]
Entity Registrant Name	Blue Owl Capital Corp III
Amendment Flag	false
Entity Central Index Key	0001807427
Document Type	8-K
Document Period End Date	Aug. 07, 2024
Entity Incorporation State Country Code	MD
Entity File Number	814-01345
Entity Tax Identification Number	84-4493477
Entity Address, Address Line One	399 Park Avenue
Entity Address, Address Line Two	37th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	419-3000
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	OBDE
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false